INCOME TAX (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic		$ (9,634)	$ 915	$ 6,281
Foreign		(2,268)	301	1,595
Income(loss) before income tax, as reported in the consolidated statements of operations		$ (11,902)	$ 1,216	$ 7,876
Statutory tax rate in Israel	25.00%	25.00%	26.50%	26.50%
Theoretical tax expense		$ (2,976)	$ 322	$ 2,087
Current year carryforward losses and other differences for which a valuation allowance was recorded		0	2	67
Changes in valuation allowance		5,257	(211)	(1,332)
Gain from bargain purchase and non-recoverable withholding taxes		(1,516)
Changes in foreign currency exchange rate and other differences		255	44	674
Changes in tax rate		828	0	0
Non-deductible expenses		243	40	179
Actual income tax expense (benefit)		$ 2,091	$ 197	$ 1,675